Property and Equipment, Net - Additional information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 148,238	$ 21,560	¥ 78,885	¥ 55,845